REVENUE	6 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
REVENUE	REVENUE
The Company disaggregates its revenue from customers by sales channel, as well as by revenue source and geographic region, based on the location of the end customer, as it believes this best depicts how the nature, amount, timing and uncertainty of its revenue and cash flows are affected by economic factors.
Revenue by Sales Channel
The Company’s revenue is primarily generated from product sales. Direct sales revenue listed in the table below includes (i) sales to physicians through a single authorized wholesale distributor (“Physician Channel Provider”), (ii) DTC sales via the Company’s e-commerce platforms, and (iii) sales directly to retailers. Distributors revenue includes products sold through distributors other than the Physician Channel Provider.
The Physician Channel Provider is an authorized wholesale distributor and service provider for the Company in the U.S. Revenue from sales to physicians and e-commerce customers made through this provider are considered direct sales revenue.
Total revenue by sales channel was as follows for the periods indicated:

	Six months ended June 30, 2025			Six months ended June 30, 2024
(In thousands)	Obagi Medical	Milk Makeup	Total	Obagi Medical	Milk Makeup	Total
Revenue by Sales Channel
Direct sales	$47,939	$59,546	$107,485	$46,300	$60,933	$107,233
Distributors	21,319	1,312	22,631	19,663	2,285	21,948
Net product sales	$69,258	$60,858	$130,116	$65,963	$63,218	$129,181
Royalties	2,158	—	2,158	2,401	—	2,401
Net revenue	$71,416	$60,858	$132,274	$68,364	$63,218	$131,582

For the six months ended June 30, 2025, four customers accounted for 15%, 15%, 12%, and 12% of the Company’s revenue, respectively. For the six months ended June 30, 2024, two customers accounted for 22% and 20% of the Company’s revenue.
Revenue by Geographic Region
Total revenue by geographic region, based on the location of the end customer, was as follows for the periods indicated:

(In thousands)	Six months ended June 30, 2025	Six months ended June 30, 2024
Revenue by Geographic Region
North America	$106,205	$95,469
Rest of the World	23,911	33,712
Net product sales	$130,116	$129,181
Royalties	2,158	2,401
Total	$132,274	$131,582

During the six months ended June 30, 2025, the one country that accounted for more than 10% of the Company’s total revenues was the United States, with net product sales amounting to $102.4 million.
During the six months ended June 30, 2024, the one country that accounted for more than 10% of the Company’s total revenues was the United States, with net product sales amounting to $90.0 million.